Income Taxes -Reconciliation - after adoption of ASU 2023-09 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income before income taxes and equity in earnings of equity investees, Foreign and Domestic
Income before income taxes and equity in earnings of equity investees	$ 13,653	$ 495,592
Tax calculated at the statutory tax rate of the Company	$ 2,253	81,773
Tax calculated at the statutory tax rate of the Company (in percent)	16.50%
Changes in valuation allowances		7,783
Preferential tax deduction		(8,348)
Preferential tax rate difference		(865)
Withholding tax on undistributed earnings of a PRC entity		(66)
Other items		125
Non-taxable interest income	$ (3,856)
Non-taxable interest income (in percent)	(28.20%)
Non-deductible professional expenses	$ 539
Non-deductible professional expenses (in percent)	3.90%
Income tax expense	$ 1,209	$ 63,162
Tax Jurisdiction of Domicile [Extensible Enumeration]	HK
Income tax expense (in percent)	8.90%
PRC
Income before income taxes and equity in earnings of equity investees, Foreign and Domestic
Income before income taxes and equity in earnings of equity investees, Foreign	$ 2,386
Changes in valuation allowances	$ 5,690
Changes in valuation allowances (in percent)	41.70%
Preferential tax deduction	$ (9,213)
Preferential tax deduction (in percent)	(67.50%)
Preferential tax rate difference	$ (2,014)
Preferential tax rate difference (in percent)	(14.80%)
Exchange difference	$ 4,649
Exchange difference (in percent)	34.10%
Share-based payments	$ 622
Share-based payments (in percent)	4.50%
Withholding tax on undistributed earnings of a PRC entity	$ 379
Withholding tax on undistributed earnings of a PRC entity (in percent)	2.80%
Other items	$ 480
Other items (in percent)	3.50%
Others
Income before income taxes and equity in earnings of equity investees, Foreign and Domestic
Income before income taxes and equity in earnings of equity investees, Foreign	$ 54
Other items	$ 212
Other items (in percent)	1.60%
HK
Income before income taxes and equity in earnings of equity investees, Foreign and Domestic
Income before income taxes and equity in earnings of equity investees, Domestic	$ 11,213
Changes in valuation allowances	$ 667
Changes in valuation allowances (in percent)	4.90%
Other items	$ 801
Other items (in percent)	5.90%